Commitments and Contingencies - Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	$ 1,260
2020	1,131
2021	1,089
2022	974
2023	606
Total annual lease payments	$ 5,059